Revenue - (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenue
Product revenue - gross	$ 20,415	$ 3,420
Less: Rebate and sales return	(1,202)
Product revenue - net	$ 19,213	$ 3,420